Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Below is information about the relationship between executive compensation actually paid to our named executive officers and our financial performance. This information is prepared in accordance with SEC rules and may be different from the compensation information presented above and does not represent the actual amounts earned or realized by our named executive officers. For purposes of the Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the S&P 500 Health Care (Sector) Index, which we also use for purposes of the Stock Performance Graph in our 2024 Annual Report on Form 10-K.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to First PEO	Compensation Actually Paid to Second PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (in millions)	Adjusted Diluted Earnings Per Share*
2024	$14,405,504	N/A	$24,276,107	N/A	$3,015,220	$4,660,134	$156.31	$150.51	$921	$8.93
2023	$12,673,834	N/A	$9,436,647	N/A	$2,850,271	$1,985,608	$139.93	$132.35	$908	$8.71
2022	$15,678,164	$11,883,027	$9,817,267	$12,708,474	$3,386,412	$291,674	$155.48	$140.30	$1,015	$9.95
2021	$14,557,818	N/A	$49,248,658	N/A	$3,431,291	$10,580,653	$168.62	$143.09	$2,080	$14.24
2020	$14,081,608	N/A	$30,970,593	N/A	$3,577,382	$7,199,065	$114.04	$113.45	$1,499	$11.18

*	Adjusted Diluted Earnings Per Share is a non-GAAP financial measure. See Annex A for a reconciliation to a financial measure reported under U.S. GAAP.

The following table sets forth, for each year reported in the Pay Versus Performance Table, the principal executive officer or principal executive officers included in the Pay Versus Performance Table and the adjustments (i.e., amounts deducted and added) made to each principal executive officer’s Summary Compensation Table Total to determine the Compensation Actually Paid to each principal executive officer. The valuation methodology (including assumptions) used to the determine the fair value of equity awards for purposes of determining the Compensation Actually Paid to each principal executive officer is the same as set forth in footnote 3 to the “2024 Summary Compensation Table” (see page 45).

Year	PEO	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid
2024	James E. Davis

$8,239,724 of stock awards and $2,843,630 of option awards was subtracted and replaced with:

●    $16,427,092 representing year end fair value of stock and option awards granted in 2024 that remained unvested and outstanding at the end of 2024;

●    $5,095,869 representing the change in fair value as of the end of 2024 (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that remained unvested and outstanding at the end of 2024;

●    $(712,315), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that vested in 2024, and

●    $143,311, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2023	James E. Davis

$7,290,745 of stock awards and $2,499,848 of option awards was subtracted and replaced with:

●    $9,387,056, representing year end fair value of stock and option awards granted in 2023 that remained unvested and outstanding at the end of 2023;

●    $(2,419,477) representing the change in fair value as of the end of 2023 (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that remained unvested and outstanding at the end of 2023;

●    $(518,557), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that vested in 2023, and

●    $104,386, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2022	Stephen H. Rusckowski

$8,350,579 of stock awards and $2,874,884 of option awards was subtracted and replaced with:

●    $17,879,280, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●    $(3,439,186) representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●    $(9,191,272), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022, and

●    $115,743, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2021	James E. Davis

$8,542,446 of stock awards and $1,249,946 of option awards was subtracted and replaced with:

●    $13,893,488, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●    $(757,182), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●    $(2,556,979), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022; and

●    $38,512, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year

Stephen H. Rusckowski

$7,631,057 of stock awards and $2,624,978 of option awards was subtracted and replaced with:

●    $23,985,936, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;

●    $19,873,591, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;

●    $979,266, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and

●    $108,082, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2020	Stephen H. Rusckowski

$7,279,883 of stock awards and $2,500,020 of option awards was subtracted and replaced with:

●    $12,461,465, representing year end fair value of stock and option awards granted in 2020 that remained unvested and outstanding at the end of 2020;

●    $13,275,387, representing the change in fair value as of the end of 2020 (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that remained unvested and outstanding at the end of 2020;

●    $840,514, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that vested in 2020; and

●    $91,523, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

The following table sets forth, for each year reported in the Pay Versus Performance Table, the named executive officers (other than the principal executive officer) included in the calculation of the average Compensation Actually Paid to non-principal executive officer named executive officers and the adjustments (i.e., amounts deducted and added) made to the Summary Compensation Table Total of the relevant named executive officers to determine the average Compensation Actually Paid to the relevant named executive officers. The valuation methodology (including assumptions) used to the determine the fair value of equity awards for purposes of determining the average Compensation Actually Paid to the named executive officers is the same as set forth in footnote 3 to the “2024 Summary Compensation Table” (see page 45).

Year	Other NEOs	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid (amounts reported in the table above are averages for non-NEO PEOS together)
2024	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Karthik Kuppusamy

$5,686,850 of stock awards and $1,961,935 of option awards was subtracted and replaced with:

●    $11,336,605, representing year end fair value of stock and option awards granted in 2024 that remained unvested and outstanding at the end of 2024;

●    $3,426,003, representing the change in fair value as of the end of 2024 (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that remained unvested and outstanding at the end of 2024;

●    $(637,395), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that vested in 2024; and

●    $103,227, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2023	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Karthik Kuppusamy

$5,468,524 of stock awards and $1,874,487 of option awards was subtracted and replaced with:

●    $7,040,429, representing year end fair value of stock and option awards granted in 2023 that remained unvested and outstanding at the end of 2023;

●    $(2,421,347), representing the change in fair value as of the end of 2023 (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that remained unvested and outstanding at the end of 2023;

●    $(835,973), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that vested in 2023; and

●    $101,251, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2022	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Patrick Plewman Mark J. Guinan Carrie Eglinton Manner

$10,538,150 of stock awards and $2,950,287 of option awards was subtracted and replaced with:

●    $11,363,039, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●    $(1,070,571), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●    $(10,363,713), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022;

●    $1,801,440, representing the fair value as of the vesting date of stock and option awards granted in 2022 that vested in 2022;

●    $(6,904,641), representing the fair value as of December 2021 of stock and option awards granted prior to 2022 that failed to vest in 2022; and

●    $94,454, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2021	Mark J. Guinan James E. Davis Carrie Eglinton Manner Catherine T. Doherty

$5,587,942 of stock awards and $2,459,643 of option awards was subtracted and replaced with:

●    $18,370,839, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;

●    $17,193,322, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;

●    $976,420, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and

●    $104,453, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2020	Mark J. Guinan James E. Davis Carrie Eglinton Manner Manuel O. Mendez

$5,868,908 of stock awards and $2,580,046 of option awards was subtracted and replaced with:

●    $10,627,143, representing year end fair value of stock and option awards granted in 2020 that remained unvested and outstanding at the end of 2020;

●    $11,331,221, representing the change in fair value as of the end of 2020 (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that remained unvested and outstanding at the end of 2020;

●    $831,476, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that vested in 2020; and

●    $145,844, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

For purposes of the Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the S&P 500 Health Care (Sector) Index, which we also use for purposes of the Stock Performance Graph in our 2024 Annual Report on Form 10-K.

Company Selected Measure Name		Adjusted Diluted Earnings Per Share
Peer Group Issuers, Footnote

For purposes of the Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the S&P 500 Health Care (Sector) Index, which we also use for purposes of the Stock Performance Graph in our 2024 Annual Report on Form 10-K.

PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
Adjustment To PEO Compensation, Footnote
Year	PEO	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid
2024	James E. Davis

$8,239,724 of stock awards and $2,843,630 of option awards was subtracted and replaced with:

●    $16,427,092 representing year end fair value of stock and option awards granted in 2024 that remained unvested and outstanding at the end of 2024;

●    $5,095,869 representing the change in fair value as of the end of 2024 (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that remained unvested and outstanding at the end of 2024;

●    $(712,315), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that vested in 2024, and

●    $143,311, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2023	James E. Davis

$7,290,745 of stock awards and $2,499,848 of option awards was subtracted and replaced with:

●    $9,387,056, representing year end fair value of stock and option awards granted in 2023 that remained unvested and outstanding at the end of 2023;

●    $(2,419,477) representing the change in fair value as of the end of 2023 (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that remained unvested and outstanding at the end of 2023;

●    $(518,557), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that vested in 2023, and

●    $104,386, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2022	Stephen H. Rusckowski

$8,350,579 of stock awards and $2,874,884 of option awards was subtracted and replaced with:

●    $17,879,280, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●    $(3,439,186) representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●    $(9,191,272), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022, and

●    $115,743, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2021	James E. Davis

$8,542,446 of stock awards and $1,249,946 of option awards was subtracted and replaced with:

●    $13,893,488, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●    $(757,182), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●    $(2,556,979), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022; and

●    $38,512, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year

Stephen H. Rusckowski

$7,631,057 of stock awards and $2,624,978 of option awards was subtracted and replaced with:

●    $23,985,936, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;

●    $19,873,591, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;

●    $979,266, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and

●    $108,082, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2020	Stephen H. Rusckowski

$7,279,883 of stock awards and $2,500,020 of option awards was subtracted and replaced with:

●    $12,461,465, representing year end fair value of stock and option awards granted in 2020 that remained unvested and outstanding at the end of 2020;

●    $13,275,387, representing the change in fair value as of the end of 2020 (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that remained unvested and outstanding at the end of 2020;

●    $840,514, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that vested in 2020; and

●    $91,523, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount		$ 3,015,220	2,850,271	$ 3,386,412	3,431,291	3,577,382
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,660,134	1,985,608	291,674	10,580,653	7,199,065
Adjustment to Non-PEO NEO Compensation Footnote
Year	Other NEOs	Adjustments made to Summary Compensation Table Total to determine Compensation Actually Paid (amounts reported in the table above are averages for non-NEO PEOS together)
2024	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Karthik Kuppusamy

$5,686,850 of stock awards and $1,961,935 of option awards was subtracted and replaced with:

●    $11,336,605, representing year end fair value of stock and option awards granted in 2024 that remained unvested and outstanding at the end of 2024;

●    $3,426,003, representing the change in fair value as of the end of 2024 (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that remained unvested and outstanding at the end of 2024;

●    $(637,395), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2024 that vested in 2024; and

●    $103,227, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2023	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Karthik Kuppusamy

$5,468,524 of stock awards and $1,874,487 of option awards was subtracted and replaced with:

●    $7,040,429, representing year end fair value of stock and option awards granted in 2023 that remained unvested and outstanding at the end of 2023;

●    $(2,421,347), representing the change in fair value as of the end of 2023 (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that remained unvested and outstanding at the end of 2023;

●    $(835,973), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2023 that vested in 2023; and

●    $101,251, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2022	Sam A. Samad Catherine T. Doherty Michael E. Prevoznik Patrick Plewman Mark J. Guinan Carrie Eglinton Manner

$10,538,150 of stock awards and $2,950,287 of option awards was subtracted and replaced with:

●    $11,363,039, representing year end fair value of stock and option awards granted in 2022 that remained unvested and outstanding at the end of 2022;

●    $(1,070,571), representing the change in fair value as of the end of 2022 (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that remained unvested and outstanding at the end of 2022;

●    $(10,363,713), representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2022 that vested in 2022;

●    $1,801,440, representing the fair value as of the vesting date of stock and option awards granted in 2022 that vested in 2022;

●    $(6,904,641), representing the fair value as of December 2021 of stock and option awards granted prior to 2022 that failed to vest in 2022; and

●    $94,454, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2021	Mark J. Guinan James E. Davis Carrie Eglinton Manner Catherine T. Doherty

$5,587,942 of stock awards and $2,459,643 of option awards was subtracted and replaced with:

●    $18,370,839, representing year end fair value of stock and option awards granted in 2021 that remained unvested and outstanding at the end of 2021;

●    $17,193,322, representing the change in fair value as of the end of 2021 (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that remained unvested and outstanding at the end of 2021;

●    $976,420, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2021 that vested in 2021; and

●    $104,453, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

2020	Mark J. Guinan James E. Davis Carrie Eglinton Manner Manuel O. Mendez

$5,868,908 of stock awards and $2,580,046 of option awards was subtracted and replaced with:

●    $10,627,143, representing year end fair value of stock and option awards granted in 2020 that remained unvested and outstanding at the end of 2020;

●    $11,331,221, representing the change in fair value as of the end of 2020 (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that remained unvested and outstanding at the end of 2020;

●    $831,476, representing the change in fair value as of the vesting date (from the end of the prior fiscal year) of stock and option awards granted prior to 2020 that vested in 2020; and

●    $145,844, representing the amount of dividend equivalents paid on equity awards in the fiscal year prior to the vesting date that is not otherwise reflected in the fair value of such award or included in total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
Adjusted Diluted Earnings Per Share
Revenue
Non-Financial Performance Measures
Patient Experience/Employee Experience
Community Impact Goals

Total Shareholder Return Amount		$ 156.31	139.93	155.48	168.62	114.04
Peer Group Total Shareholder Return Amount		150.51	132.35	140.3	143.09	113.45
Net Income (Loss)		$ 921,000,000	$ 908,000,000	$ 1,015,000,000	$ 2,080,000,000	$ 1,499,000,000
Company Selected Measure Amount	[1]	8.93	8.71	9.95	14.24	11.18
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name		Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Patient Experience/Employee Experience
Measure:: 4
Pay vs Performance Disclosure
Name		Community Impact Goals
James E. Davis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 14,405,504	$ 12,673,834	$ 11,883,027
PEO Actually Paid Compensation Amount		$ 24,276,107	$ 9,436,647	$ 12,708,474
PEO Name		James E. Davis	James E. Davis	James E. Davis
Stephen H. Rusckowski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 15,678,164	$ 14,557,818	$ 14,081,608
PEO Actually Paid Compensation Amount				$ 9,817,267	$ 49,248,658	$ 30,970,593
PEO Name				Stephen H. Rusckowski	Stephen H. Rusckowski	Stephen H. Rusckowski
PEO | James E. Davis [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (8,239,724)	$ (7,290,745)	$ (8,542,446)
PEO | James E. Davis [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,843,630)	(2,499,848)	(1,249,946)
PEO | James E. Davis [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,427,092
PEO | James E. Davis [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,095,869	(2,419,477)	(757,182)
PEO | James E. Davis [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(712,315)
PEO | James E. Davis [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		143,311	104,386	38,512
PEO | James E. Davis [Member] | Year-end Fair Value Of Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,387,056	13,893,488
PEO | James E. Davis [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(518,557)	(2,556,979)
PEO | Stephen H. Rusckowski [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,350,579)	$ (7,631,057)	$ (7,279,883)
PEO | Stephen H. Rusckowski [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,874,884)	(2,624,978)	(2,500,020)
PEO | Stephen H. Rusckowski [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,439,186)	19,873,591	13,275,387
PEO | Stephen H. Rusckowski [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				115,743	108,082	91,523
PEO | Stephen H. Rusckowski [Member] | Year-end Fair Value Of Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				17,879,280	23,985,936	12,461,465
PEO | Stephen H. Rusckowski [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(9,191,272)	979,266	840,514
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,686,850)	(5,468,524)	(10,538,150)	(5,587,942)	(5,868,908)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,961,935)	(1,874,487)	(2,950,287)	(2,459,643)	(2,580,046)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,336,605
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,426,003	(2,421,347)	(1,070,571)	17,193,322	11,331,221
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(637,395)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 103,227	101,251	94,454	104,453	145,844
Non-PEO NEO | Year-end Fair Value Of Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,040,429	11,363,039	18,370,839	10,627,143
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (835,973)	(10,363,713)	$ 976,420	$ 831,476
Non-PEO NEO | Fair Value Of Awards Granted And Vested In Current Year, As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,801,440
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (6,904,641)

[1]	Adjusted Diluted Earnings Per Share is a non-GAAP financial measure. See Annex A for a reconciliation to a financial measure reported under U.S. GAAP.